Note 26 - Called Up Share Capital - Share Capital (Details) (Parentheticals) - $ / shares	Jun. 30, 2023	Jul. 29, 2022
Ordinary shares [member]
Statement Line Items [Line Items]
Number of Shares (in dollars per share)	$ 0.012	$ 0.012